Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Apr. 26, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Class A, C, I, Y Prospectus | DREYFUS ACTIVE MIDCAP FUND | Class A
Prospectus:
Trading Symbol	DNLDX
Class A, C, I, Y Prospectus | DREYFUS ACTIVE MIDCAP FUND | Class C
Prospectus:
Trading Symbol	DNLCX
Class A, C, I, Y Prospectus | DREYFUS ACTIVE MIDCAP FUND | Class I
Prospectus:
Trading Symbol	DNLRX
Class A, C, I, Y Prospectus | DREYFUS ACTIVE MIDCAP FUND | Class Y
Prospectus:
Trading Symbol	DNLYX
Class T Prospectus | DREYFUS ACTIVE MIDCAP FUND | Class T
Prospectus:
Trading Symbol	DACTX